Capital Commitment (Details Narrative)			1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 27, 2023 USD ($) shares	Sep. 13, 2022 USD ($) shares	Jan. 31, 2024 USD ($) shares	Jan. 31, 2024 CNY (¥) shares	Nov. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Number of shares issued, value						$ 30,776	$ 46,112
ELITE RAINBOW LIMITED [Member]
Number of shares issued | shares	824		824	824
Number of shares issued, value	$ 30,741		$ 1,990,191	¥ 13,846,154
Consultant fees			30,741
ELITE RAINBOW LIMITED [Member] | Listing Advisory Agreement [Member]
Number of shares issued | shares		824
Number of shares issued, value		$ 30,741
Net assets								$ 435,500
Consultant fees			$ 3,000,000